UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Annual Report July 31, 2014

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2014

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Arizona	4
Connecticut	6
Minnesota	8
New Jersey	10
Pennsylvania	12

Endnotes and Additional Disclosures	14

Fund Expenses	15

Financial Statements	18

Report of Independent Registered Public Accounting Firm	71

Federal Tax Information	72

Special Meeting of Shareholders	73

Board of Trustees’ Contract Approval	74

Management and Organization	77

Important Notices	80

Eaton Vance

Municipal Income Funds

July 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on August 1, 2013, the municipal market was in the midst of a dramatic selloff that had begun in May 2013, after then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income asset classes, heavy selling in municipals continued through August 2013, causing a significant increase in municipal bond yields. Additional pressure on the municipal market came from the City of Detroit’s bankruptcy filing on July 18, 2013 and Puerto Rico’s increasing fiscal challenges.

Selling of municipals abated somewhat in September 2013, after the Fed surprised the markets again by postponing its tapering of asset purchases, but the municipal market continued to experience net outflows through December 2013.

As the new year began, however, municipals turned a corner. From January 1 through July 31, 2014, municipals rallied back from 2013 lows. Contrary to what many investors had expected, Treasury rates declined and municipal rates followed. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys in the face of increased geopolitical risk overseas. And while the anticipation of the Fed’s tapering of asset purchases spooked the markets in 2013, the actual tapering in 2014 had little further effect on bond prices.

Fund Performance

For the fiscal year ended July 31, 2014, the Arizona, Connecticut, Minnesota and New Jersey Funds’ Class A shares at net asset value (NAV) outperformed the 7.27% return of the Funds’ primary benchmark, the Barclays Municipal Bond Index (the Index)2, while the Pennsylvania Fund’s Class A shares at NAV underperformed the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their historically higher yields and greater income stream than shorter-maturity municipal issues. Management seeks to hedge to various degrees against the potential risk of volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bond prices rose, the Funds’ hedging mitigated a portion of the Funds’ positive performance. Hedging detracted from relative results versus the Index for all five Funds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2014

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV had a total return of 7.84%, outperforming the 7.27% return of the Index. Performance relative to the Index was helped by an overweight in bonds with maturities of 10 years or more. Other notable contributors to Fund performance versus the Index included an overweight and security selection in the special tax sector and in bonds rated BBB as well. The Fund’s hedging strategy, as noted earlier, detracted from performance relative to the Index. An overweight in escrowed bonds and security selection in zero coupon bonds also dragged on performance versus the Index.

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 7.56%, outperforming the 7.27% return of the Index. Key contributors to performance versus the Index included an overweight and security selection in the education sector as well as an overweight and security selection in bonds with 15 to 20 years remaining to maturity. In contrast, the Fund’s hedging strategy detracted from results relative to the Index. Security selection in zero coupon bonds and an underweight in bonds with maturities of 22 years or more also weighed on Fund performance versus the Index.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 7.36%, outperforming the 7.27% return of the Index. Relative overweights in bonds with maturities of 10 to 20 years and in zero coupon bonds, which were the best-performing coupon structure during the period, contributed to results versus the Index. An overweight and security selection in electric revenue bonds aided results relative to the Index as well. In contrast, the Fund’s hedging strategy, along with an overweight in escrowed bonds and security selection in the transportation sector, detracted from performance versus the Index.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 7.43%, outperforming the 7.27% return of the Index. An overweight and security selection in A-rated bonds and an overweight and security selection in bonds with 15 to 20 years remaining to maturity both contributed to Fund performance relative to the Index, as did an overweight in zero coupon bonds. Key detractors from results versus the Index included the Fund’s hedging strategy and security selection in bonds with maturities of 22 years or more.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 6.68%, underperforming the 7.27% return of the Index. The Fund’s hedging strategy dragged on relative results versus the Index. Other notable detractors from Fund performance versus the Index included security selection in bonds with 22 or more years remaining to maturity and security selection in zero coupon bonds. The primary contributors to Fund performance relative to the Index were an overweight and security selection in bonds with maturities of 15 to 20 years and an overweight and security selection in the hospital sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	7.84%	5.67%	4.37%
Class A with 4.75% Maximum Sales Charge	—	—	2.76	4.64	3.86
Class B at NAV	07/25/1991	07/25/1991	7.05	4.88	3.60
Class B with 5% Maximum Sales Charge	—	—	2.05	4.55	3.60
Class C at NAV	12/16/2005	07/25/1991	7.05	4.88	3.60
Class C with 1% Maximum Sales Charge	—	—	6.05	4.88	3.60
Class I at NAV	08/03/2010	07/25/1991	7.94	5.83	4.45
Barclays Municipal Bond Index	—	—	7.27%	5.49%	4.85%
Barclays 20 Year Municipal Bond Index	—	—	10.19	6.89	5.60

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.51%	1.51%	0.56%
Net		0.74	1.49	1.49	0.54

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.73%	2.96%	2.97%	3.94%
Taxable-Equivalent Distribution Rate		6.90	5.48	5.50	7.29
SEC 30-day Yield		2.13	1.50	1.50	2.44
Taxable-Equivalent SEC 30-day Yield		3.95	2.77	2.78	4.51

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2004	$14,245	N.A.
Class C	$10,000	07/31/2004	$14,244	N.A.
Class I	$250,000	07/31/2004	$386,333	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2014

Fund Profile

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2014

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	7.56%	5.08%	3.86%
Class A with 4.75% Maximum Sales Charge	—	—	2.48	4.06	3.36
Class B at NAV	05/01/1992	05/01/1992	6.67	4.31	3.10
Class B with 5% Maximum Sales Charge	—	—	1.67	3.97	3.10
Class C at NAV	02/09/2006	05/01/1992	6.67	4.31	3.10
Class C with 1% Maximum Sales Charge	—	—	5.67	4.31	3.10
Class I at NAV	03/03/2008	05/01/1992	7.78	5.29	3.99
Barclays Municipal Bond Index	—	—	7.27%	5.49%	4.85%
Barclays 20 Year Municipal Bond Index	—	—	10.19	6.89	5.60

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.78%	1.54%	1.53%	0.58%
Net		0.73	1.49	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.63%	2.86%	2.86%	3.83%
Taxable-Equivalent Distribution Rate		6.87	5.42	5.42	7.25
SEC 30-day Yield		2.32	1.69	1.69	2.64
Taxable-Equivalent SEC 30-day Yield		4.39	3.20	3.20	4.99

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					4.05%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2004	$13,572	N.A.
Class C	$10,000	07/31/2004	$13,569	N.A.
Class I	$250,000	07/31/2004	$369,869	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2014

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	13.3%	BB	3.0%
AA	58.3	B	1.7
A	20.4	Not Rated	1.7
BBB	1.6

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	7.36%	5.20%	4.61%
Class A with 4.75% Maximum Sales Charge	—	—	2.26	4.19	4.11
Class B at NAV	07/29/1991	07/29/1991	6.59	4.42	3.84
Class B with 5% Maximum Sales Charge	—	—	1.59	4.08	3.84
Class C at NAV	12/21/2005	07/29/1991	6.60	4.42	3.80
Class C with 1% Maximum Sales Charge	—	—	5.60	4.42	3.80
Class I at NAV	08/03/2010	07/29/1991	7.57	5.36	4.69
Barclays Municipal Bond Index	—	—	7.27%	5.49%	4.85%
Barclays 20 Year Municipal Bond Index	—	—	10.19	6.89	5.60

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.72%	1.47%	1.47%	0.52%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.23%	2.46%	2.46%	3.43%
Taxable-Equivalent Distribution Rate		6.33	4.82	4.82	6.72
SEC 30-day Yield		1.82	1.17	1.16	2.11
Taxable-Equivalent SEC 30-day Yield		3.57	2.28	2.28	4.13

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2004	$14,581	N.A.
Class C	$10,000	07/31/2004	$14,523	N.A.
Class I	$250,000	07/31/2004	$395,395	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2014

Fund Profile

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	7.43%	6.20%	3.77%
Class A with 4.75% Maximum Sales Charge	—	—	2.32	5.17	3.26
Class C at NAV	12/14/2005	01/08/1991	6.59	5.40	3.00
Class C with 1% Maximum Sales Charge	—	—	5.59	5.40	3.00
Class I at NAV	03/03/2008	01/08/1991	7.64	6.41	3.90
Barclays Municipal Bond Index	—	—	7.27%	5.49%	4.85%
Barclays 20 Year Municipal Bond Index	—	—	10.19	6.89	5.60

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.82%	1.57%	0.62%
Net			0.75	1.50	0.55

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.61%	2.84%	3.78%
Taxable-Equivalent Distribution Rate			7.01	5.51	7.34
SEC 30-day Yield			2.46	1.83	2.75
Taxable-Equivalent SEC 30-day Yield			4.77	3.55	5.33

% Total Leverage[6]
RIB Financing					3.69%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/31/2004	$13,436	N.A.
Class I	$250,000	07/31/2004	$366,595	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2014

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	10.0%	BBB	10.1%
AA	29.5	B	2.2
A	40.9	Not Rated	7.3

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	6.68%	5.19%	3.79%
Class A with 4.75% Maximum Sales Charge	—	—	1.57	4.17	3.28
Class B at NAV	01/08/1991	01/08/1991	5.92	4.41	3.05
Class B with 5% Maximum Sales Charge	—	—	0.92	4.07	3.05
Class C at NAV	01/13/2006	01/08/1991	5.92	4.41	3.03
Class C with 1% Maximum Sales Charge	—	—	4.92	4.41	3.03
Class I at NAV	03/03/2008	01/08/1991	6.88	5.42	3.96
Barclays Municipal Bond Index	—	—	7.27%	5.49%	4.85%
Barclays 20 Year Municipal Bond Index	—	—	10.19	6.89	5.60

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.81%	1.57%	1.56%	0.61%
Net		0.76	1.52	1.51	0.56

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.99%	3.22%	3.22%	4.19%
Taxable-Equivalent Distribution Rate		7.27	5.87	5.87	7.64
SEC 30-day Yield		2.23	1.60	1.60	2.54
Taxable-Equivalent SEC 30-day Yield		4.06	2.91	2.91	4.63

% Total Leverage[6]
RIB Financing					5.01%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	07/31/2004	$13,502	N.A.
Class C	$10,000	07/31/2004	$13.479	N.A.
Class I	$250,000	07/31/2004	$368,689	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2014

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	0.7%	BBB	5.2%
AA	55.6	B	0.5
A	35.3	Not Rated	2.7

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the New Jersey Municipal Income Fund, Class B shares were converted to Class A shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

14

Eaton Vance

Municipal Income Funds

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.70	$3.80	0.75%
Class B	$1,000.00	$1,039.40	$7.64	1.51%
Class C	$1,000.00	$1,039.30	$7.58	1.50%
Class I	$1,000.00	$1,043.70	$2.79	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	0.75%
Class B	$1,000.00	$1,017.30	$7.55	1.51%
Class C	$1,000.00	$1,017.40	$7.50	1.50%
Class I	$1,000.00	$1,022.10	$2.76	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

15

Eaton Vance

Municipal Income Funds

July 31, 2014

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.20	$3.85	0.76%
Class B	$1,000.00	$1,039.40	$7.64	1.51%
Class C	$1,000.00	$1,039.40	$7.64	1.51%
Class I	$1,000.00	$1,044.20	$2.84	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81	0.76%
Class B	$1,000.00	$1,017.30	$7.55	1.51%
Class C	$1,000.00	$1,017.30	$7.55	1.51%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.00	$3.59	0.71%
Class B	$1,000.00	$1,033.70	$7.36	1.46%
Class C	$1,000.00	$1,032.70	$7.36	1.46%
Class I	$1,000.00	$1,038.00	$2.58	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.56	0.71%
Class B	$1,000.00	$1,017.60	$7.30	1.46%
Class C	$1,000.00	$1,017.60	$7.30	1.46%
Class I	$1,000.00	$1,022.30	$2.56	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

16

Eaton Vance

Municipal Income Funds

July 31, 2014

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,038.60	$3.79	0.75%
Class C	$1,000.00	$1,033.90	$7.56	1.50%
Class I	$1,000.00	$1,038.40	$2.83	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	0.75%
Class C	$1,000.00	$1,017.40	$7.50	1.50%
Class I	$1,000.00	$1,022.00	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.70	$3.94	0.78%
Class B	$1,000.00	$1,033.40	$7.71	1.53%
Class C	$1,000.00	$1,032.30	$7.71	1.53%
Class I	$1,000.00	$1,037.60	$2.93	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,174,660

		$1,174,660

Education — 6.5%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,104,730
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,660,605
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,657,740

		$4,423,075

Electric Utilities — 7.3%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,601,910
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,097,310
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,121,470
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39(1)	1,000	1,117,440

		$4,938,130

Escrowed / Prerefunded — 9.5%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,989,440
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,498,740

		$6,488,180

General Obligations — 4.9%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, (1.00% to 6/30/15), 7/1/30	$200	$224,984
Maricopa County Community College District, 3.00%, 7/1/23	785	811,517
Tempe, 5.375%, 7/1/21	1,600	1,914,736
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34(2)	350	375,613

		$3,326,850

Health Care – Miscellaneous — 1.1%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$435	$444,744
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	310	310,422

		$755,166

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.1%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,101,360
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,293,475
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,044,980
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	500	501,960
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,526,676
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,501,440
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	544,875
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,080,003

		$9,594,769

Industrial Development Revenue — 2.2%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$858,253
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), Prerefunded to 12/1/14, 6.25%, 6/1/19	650	662,734

		$1,520,987

Insured – Electric Utilities — 2.2%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,205,370
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	292,710

		$1,498,080

Insured – Escrowed / Prerefunded — 1.6%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,066,770

		$1,066,770

Insured – General Obligations — 7.7%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,446,240
Goodyear, (NPFG), 3.00%, 7/1/26	250	249,998
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,565,232

		$5,261,470

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.8%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (NPFG), 5.50%, 6/1/15	$1,195	$1,235,355

		$1,235,355

Insured – Lease Revenue / Certificates of Participation — 3.0%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,041,625

		$2,041,625

Insured – Special Tax Revenue — 2.4%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$925,568
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	598,618
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	76,470

		$1,600,656

Insured – Transportation — 3.6%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$722,057
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	1,689,271

		$2,411,328

Insured – Water and Sewer — 1.4%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$965,508

		$965,508

Lease Revenue / Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$862,373

		$862,373

Other Revenue — 1.6%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,094,620

		$1,094,620

Senior Living / Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$242,082

		$242,082

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 17.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,082,410
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,145,850
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	295,823
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	323,337
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,106,190
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,181,490
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,020,450
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,206,880
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,115,670
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,098,920

		$11,577,020

Transportation — 6.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$2,000	$2,231,340
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,225,600

		$4,456,940

Total Tax-Exempt Investments — 97.9% (identified cost $61,583,406)		$66,535,644

Other Assets, Less Liabilities — 2.1%		$1,439,380

Net Assets — 100.0%		$67,975,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 24.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 13.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

19	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 101.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,163,720
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,739,505

		$2,903,225

Education — 16.7%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$556,390
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,246,927
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,390,101
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,092,550
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,588,410
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,126,384
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,215,560
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,436,600
University of Connecticut, 5.00%, 11/15/29	1,000	1,152,500

		$15,805,422

General Obligations — 22.5%
Connecticut, 4.875%, 11/1/20	$1,475	$1,686,898
Connecticut, 5.00%, 2/15/29	1,000	1,145,930
Danbury, 4.00%, 8/1/26	380	409,872
Danbury, 4.00%, 8/1/27	1,000	1,071,590
East Lyme, 4.00%, 7/15/22	350	390,894
East Lyme, 4.00%, 7/15/23	525	582,183
East Lyme, 4.25%, 7/15/24	250	280,945
East Lyme, 4.25%, 7/15/25	250	278,343
Fairfield, 4.25%, 7/15/26	250	263,168
Fairfield, 5.00%, 1/1/23	1,000	1,220,490
Hartford, 5.00%, 4/1/31	1,500	1,653,315
North Haven, 5.00%, 7/15/23	1,475	1,801,801
North Haven, 5.00%, 7/15/25	1,490	1,831,046
Norwalk, 4.00%, 7/1/26	1,975	2,155,535
Norwalk, 4.00%, 7/15/27	1,000	1,080,460
Redding, 5.50%, 10/15/18	400	474,952
Redding, 5.625%, 10/15/19	650	791,394
Stamford, 4.00%, 7/1/25	370	407,892

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
University of Connecticut, State General Obligation, 5.00%, 2/15/21	$1,315	$1,520,811
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	993,247
Wilton, 5.25%, 7/15/18	535	626,052
Wilton, 5.25%, 7/15/19	535	638,795

		$21,305,613

Hospital — 6.5%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,079,060
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,104,990
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,077,400
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,688,735
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,233,710

		$6,183,895

Industrial Development Revenue — 8.2%
Connecticut Development Authority, (Signature Flight Support Corp.), (AMT), 6.625%, 12/1/14	$525	$523,934
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	2,750	2,754,400
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500	4,507,695

		$7,786,029

Insured – Education — 17.7%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,477,768
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,609,589
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,136,710
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,842,375
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	547,290
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,189,343

		$16,803,075

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.2%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	$1,000	$1,159,090

		$1,159,090

Insured – General Obligations — 6.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,641,420
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,201,150
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,087,260
Hartford, (AGM), 5.00%, 4/1/31	440	481,083
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	225,295
University of Connecticut, (NPFG), 5.00%, 2/15/24	1,000	1,069,780

		$5,705,988

Insured – Special Tax Revenue — 0.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$131,697

		$131,697

Insured – Transportation — 5.3%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$3,467,451
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,549,118

		$5,016,569

Insured – Water and Sewer — 5.9%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,216,381
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,327,452

		$5,543,833

Senior Living / Life Care — 1.1%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,025,520

		$1,025,520

Special Tax Revenue — 2.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,305,980
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	147,911
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	164,409

		$2,618,300

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$1,000	$1,003,410

		$1,003,410

Water and Sewer — 3.0%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,129,200
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,669,815

		$2,799,015

Total Tax-Exempt Investments — 101.2% (identified cost $89,133,914)		$95,790,681

Other Assets, Less Liabilities — (1.2)%		$(1,145,702)

Net Assets — 100.0%		$94,644,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 35.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

21	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,382,660

		$2,382,660

Education — 12.6%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,106,440
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,646,340
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,107,440
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	304,718
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	336,347
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	742,560
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,085,550
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,602,263
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,560,350
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,639,843
University of Minnesota, 5.00%, 12/1/36	500	573,830
University of Minnesota, 5.125%, 4/1/34	1,000	1,134,030
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,078,270

		$13,917,981

Electric Utilities — 7.7%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,287,677
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	398,031
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	529,175
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	755,377
Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,500	1,559,925
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,073,370
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	781,368
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,137,910

		$8,522,833

Escrowed / Prerefunded — 2.0%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,231,220

		$2,231,220

Security	Principal Amount (000’s omitted)	Value

General Obligations — 23.3%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,218,060
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,097,690
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,235,280
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	545,615
Duluth, 5.00%, 2/1/34	2,000	2,195,720
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,225,500
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,584,360
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,388,550
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,131,050
Minnesota, 5.00%, 6/1/21	1,155	1,324,635
Minnesota, 5.00%, 8/1/22	1,000	1,176,090
Minnesota, 5.00%, 11/1/26	185	202,457
Minnesota, 5.00%, 10/1/27	2,000	2,354,860
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	899,165
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	553,830
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	555,605
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,195,390
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,088,110
Washington County, 3.50%, 2/1/28	1,000	1,015,220
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	833,797

		$25,820,984

Health Care – Miscellaneous — 0.9%
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$1,033,360

		$1,033,360

Hospital — 12.5%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,061,790
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,107,980
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,105,760
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,120,810
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,672,305
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,111,700
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,087,380
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,095,590
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,129,700
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	780,480

22	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	$1,500	$1,546,500

		$13,819,995

Housing — 4.3%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$770	$774,451
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	730	738,264
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	480	481,925
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	502,345
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	70	70,634
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	540	554,348
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,653,085

		$4,775,052

Industrial Development Revenue — 0.9%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,000,660

		$1,000,660

Insured – Electric Utilities — 11.0%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,117,370
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,031,596
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	269,007
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,162,720
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	6,519,060
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,074,470

		$12,174,223

Insured – General Obligations — 2.7%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$782,012
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,140,213
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,090,610

		$3,012,835

Insured – Hospital — 4.9%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$798,982

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,950	$1,973,400
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,084,120
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	544,410

		$5,400,912

Insured – Special Tax Revenue — 2.0%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,159,100

		$2,159,100

Insured – Transportation — 1.6%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,018,130
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	775	796,871

		$1,815,001

Lease Revenue / Certificates of Participation — 2.1%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,124,220
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	593,204
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	610,243

		$2,327,667

Other Revenue — 1.2%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$459,084
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	339,846
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	562,440

		$1,361,370

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$295,823
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	323,337
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,196,320
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,199,080
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	550,970

		$5,565,530

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.0%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,129,410

		$1,129,410

Total Tax-Exempt Investments — 97.9% (identified cost $100,563,536)		$108,450,793

Other Assets, Less Liabilities — 2.1%		$2,316,509

Net Assets — 100.0%		$110,767,302

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 11.3% of total investments.

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 96.7%

Security	Principal Amount (000’s omitted)	Value

Education — 11.1%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$777,435
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	768,045
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	677,266
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	2,022,584
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,161,050
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,705,773
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	900,442
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,318,751
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,552,537

		$19,883,883

Escrowed / Prerefunded — 1.5%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	$1,135	$1,358,629
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,372,079

		$2,730,708

General Obligations — 2.7%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,212,300
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	3,000	3,324,660
Montclair Township, 5.00%, 1/1/28	350	407,200

		$4,944,160

Hospital — 9.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$830	$831,834
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,193,324
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,669,661
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,120	4,332,469
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,309,480

		$16,336,768

Security	Principal Amount (000’s omitted)	Value

Housing — 1.1%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,915	$1,954,162

		$1,954,162

Industrial Development Revenue — 4.2%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$1,973,587
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	255	271,101
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	430	458,621
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,793,934

		$7,497,243

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,489,991

		$3,489,991

Insured – Escrowed / Prerefunded — 0.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,542,943

		$1,542,943

Insured – Gas Utilities — 2.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,660,539

		$3,660,539

Insured – General Obligations — 8.2%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$2,983,348
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	1,988,275
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,858,522
Jackson Township School District, (NPFG), 2.50%, 6/15/27	5,230	4,797,793
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,120,730

		$14,748,668

Insured – Hospital — 2.0%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,653,141

		$3,653,141

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,968,227

		$5,968,227

Insured – Lease Revenue / Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$710	$803,677
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,090,240

		$1,893,917

Insured – Other Revenue — 1.2%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,190,708

		$2,190,708

Insured – Special Tax Revenue — 10.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$5,928,156
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,389,320
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	7,342,238
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,128,044
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	215,193

		$18,002,951

Insured – Student Loan — 2.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,435	$4,818,317

		$4,818,317

Insured – Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$940,500

		$940,500

Lease Revenue / Certificates of Participation — 5.6%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	$785	$814,155
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,072,400
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,252,060
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,852,565

		$9,991,180

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$34,960	$907,562
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,463,167

		$4,370,729

Senior Living / Life Care — 4.3%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,403,803
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,309,121
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,960,639
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,000	2,078,660

		$7,752,223

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$310,377
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	535,847
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,427,012

		$2,273,236

Student Loan — 4.9%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.177%, 6/1/36(1)(2)(3)	$8,625	$8,710,767
New Jersey Higher Education Student Assistance Authority, (AMT), 1.177%, 6/1/36(2)	15	15,149

		$8,725,916

Transportation — 12.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,279,300
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,890	2,124,209
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,146,180
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,908,200
New Jersey Turnpike Authority, Series 2012 B, 5.00%, 1/1/30	4,520	5,078,807
New Jersey Turnpike Authority, Series 2013 A, 5.00%, 1/1/30	1,465	1,646,455
Port Authority of New York and New Jersey, 6.125%, 6/1/94	6,160	7,201,533

		$22,384,684

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.3%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,155	$4,159,570

		$4,159,570

Total Tax-Exempt Investments — 96.7% (identified cost $160,341,094)		$173,914,364

Other Assets, Less Liabilities — 3.3%		$5,970,991

Net Assets — 100.0%		$179,885,355

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 35.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 8.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,810,767.

27	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 101.9%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$1,156,828

		$1,156,828

Education — 13.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,210,559
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,072,410
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,083,140
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,289,320
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,202,800
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	305,594
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/27	600	714,690
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,918,332
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,934,707
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,210,720
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,733,325
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,872,650
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,491,038
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,654,650

		$29,693,935

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,029,500

		$2,029,500

Escrowed / Prerefunded — 0.1%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$183,701

		$183,701

Security	Principal Amount (000’s omitted)	Value

General Obligations — 4.3%
Chester County, 5.00%, 7/15/27	$1,000	$1,151,130
Chester County, 5.00%, 7/15/28	410	469,372
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	5,951,250
Montgomery County, 4.375%, 12/1/31	1,840	1,954,264

		$9,526,016

Hospital — 17.8%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,409,950
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,105,199
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,709,013
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,056,660
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,375,974
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,094,230
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,050,042
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,710,854
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,434,600
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,047,100
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,409,130
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,734,237
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	771,717
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,624,020

		$39,532,726

Housing — 0.5%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	$945	$993,951

		$993,951

28	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,325,916
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,147,500
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,558,815

		$4,032,231

Insured – Education — 4.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,191,340
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,701,575
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,444,473
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	2,908,891

		$10,246,279

Insured – Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,308,192
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	299,877

		$1,608,069

Insured – Escrowed / Prerefunded — 13.7%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,736,237
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	3,000	3,052,650
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,349,700
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,395,654
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,304,356
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,058,159
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,732,437
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,694,805
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,232,576
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,888,566

		$30,445,140

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 11.9%
Beaver County, (AGM), 5.55%, 11/15/31	$2,045	$2,288,089
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	105	121,836
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,114,197
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,047,254
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,406,260
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,748,369
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,662,003
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,578,198
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,848,531
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,098,260
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,387,800
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	811,760
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	684,100
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	880,537
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,413
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	728,662
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,076,600

		$26,547,869

Insured – Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,500,580
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,274,074
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,455,004

		$11,229,658

Insured – Lease Revenue / Certificates of Participation — 5.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,096,970
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,410,562
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,853,493

		$12,361,025

Insured – Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,306,680
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	194,326

		$2,501,006

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.5%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,247,720
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,439,355

		$7,687,075

Insured – Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,141,170
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,023,569

		$3,164,739

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,061,882
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,943,962

		$4,005,844

Senior Living / Life Care — 1.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$960,325
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	316,791
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	616,356
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,318,551

		$3,212,023

Special Tax Revenue — 1.1%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$932,100
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	407,300
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	192,494
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	892,572

		$2,424,466

Transportation — 6.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$832,877
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	441,353
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,068,956
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,770,855
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,313,811

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	$2,000	$2,064,300
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	885,603

		$15,377,755

Water and Sewer — 4.0%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$1,953,980
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,665,982
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,346,837
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,330,293
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,555,722

		$8,852,814

Total Tax-Exempt Investments — 101.9% (identified cost $207,858,964)		$226,812,650

Other Assets, Less Liabilities — (1.9)%		$(4,244,671)

Net Assets — 100.0%		$222,567,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 46.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Defaulted bond.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Assets and Liabilities

	July 31, 2014
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$61,583,406	$89,133,914	$100,563,536
Unrealized appreciation	4,952,238	6,656,767	7,887,257
Investments, at value	$66,535,644	$95,790,681	$108,450,793
Cash	$1,419,077	$2,234,816	$1,465,126
Restricted cash*	114,500	39,000	141,000
Interest receivable	416,119	737,813	1,275,517
Receivable for investments sold	100,000	—	15,062
Receivable for Fund shares sold	23,512	91,758	42,290
Receivable for variation margin on open financial futures contracts	3,562	1,219	4,406
Total assets	$68,612,414	$98,895,287	$111,394,194
Liabilities
Payable for floating rate notes issued	$—	$4,000,000	$—
Payable for when-issued securities	376,033	—	—
Payable for Fund shares redeemed	129,430	79,324	454,876
Distributions payable	44,975	60,685	59,031
Payable to affiliates:
Investment adviser fee	17,203	27,239	32,180
Distribution and service fees	14,123	19,425	22,033
Interest expense and fees payable	—	1,619	—
Accrued expenses	55,626	62,016	58,772
Total liabilities	$637,390	$4,250,308	$626,892
Net Assets	$67,975,024	$94,644,979	$110,767,302
Sources of Net Assets
Paid-in capital	$67,910,844	$94,320,515	$106,388,572
Accumulated net realized loss	(4,796,107)	(6,255,548)	(3,495,256)
Accumulated undistributed (distributions in excess of) net investment income	(44,975)	(60,684)	44,831
Net unrealized appreciation	4,905,262	6,640,696	7,829,155
Net Assets	$67,975,024	$94,644,979	$110,767,302
Class A Shares
Net Assets	$52,491,373	$76,772,314	$73,246,064
Shares Outstanding	5,441,562	7,498,777	7,644,226
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.65	$10.24	$9.58
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.13	$10.75	$10.06
Class B Shares
Net Assets	$554,963	$1,438,858	$535,340
Shares Outstanding	51,766	141,213	51,925
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.72	$10.19	$10.31
Class C Shares
Net Assets	$5,792,482	$6,446,860	$11,098,049
Shares Outstanding	539,959	631,965	1,077,092
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.73	$10.20	$10.30
Class I Shares
Net Assets	$9,136,206	$9,986,947	$25,887,849
Shares Outstanding	947,325	975,196	2,701,529
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.64	$10.24	$9.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Assets and Liabilities — continued

	July 31, 2014
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$160,341,094	$207,858,964
Unrealized appreciation	13,573,270	18,953,686
Investments, at value	$173,914,364	$226,812,650
Cash	$10,833,260	$5,112,696
Restricted cash*	697,000	990,000
Interest receivable	1,112,038	1,777,886
Receivable for investments sold	—	147,766
Receivable for Fund shares sold	994,626	191,141
Receivable for variation margin on open financial futures contracts	21,563	30,938
Total assets	$187,572,851	$235,063,077

Liabilities
Payable for floating rate notes issued	$6,900,000	$11,750,000
Payable for Fund shares redeemed	461,014	319,841
Distributions payable	124,496	167,065
Payable to affiliates:
Investment adviser fee	57,802	75,688
Distribution and service fees	42,570	53,740
Interest expense and fees payable	5,804	22,912
Accrued expenses	95,810	105,852
Total liabilities	$7,687,496	$12,495,098
Net Assets	$179,885,355	$222,567,979

Sources of Net Assets
Paid-in capital	$207,722,361	$242,206,203
Accumulated net realized loss	(42,463,865)	(38,144,562)
Accumulated undistributed (distributions in excess of) net investment income	1,238,008	(39,400)
Net unrealized appreciation	13,388,851	18,545,738
Net Assets	$179,885,355	$222,567,979

Class A Shares
Net Assets	$135,264,542	$147,461,130
Shares Outstanding	14,531,223	16,473,917
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.31	$8.95
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.77	$9.40

Class B Shares
Net Assets	$—	$3,011,581
Shares Outstanding	—	325,042
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.27

Class C Shares
Net Assets	$24,441,915	$32,341,690
Shares Outstanding	2,516,228	3,489,175
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.71	$9.27

Class I Shares
Net Assets	$20,178,898	$39,753,578
Shares Outstanding	2,166,984	4,424,188
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.31	$8.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Operations

	Year Ended July 31, 2014
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$3,218,314	$4,512,123	$4,500,655
Total investment income	$3,218,314	$4,512,123	$4,500,655

Expenses
Investment adviser fee	$208,030	$336,729	$378,158
Distribution and service fees
Class A	106,305	161,870	147,279
Class B	6,659	14,389	6,897
Class C	61,181	58,576	104,044
Trustees’ fees and expenses	3,385	4,623	5,156
Custodian fee	32,551	39,157	41,747
Transfer and dividend disbursing agent fees	19,653	37,138	43,954
Legal and accounting services	53,070	45,416	44,173
Printing and postage	10,855	13,392	16,804
Registration fees	13,080	5,258	11,533
Interest expense and fees	18,772	64,085	—
Miscellaneous	16,598	20,101	21,197
Total expenses	$550,139	$800,734	$820,942
Deduct —
Reduction of custodian fee	$149	$217	$794
Total expense reductions	$149	$217	$794

Net expenses	$549,990	$800,517	$820,148

Net investment income	$2,668,324	$3,711,606	$3,680,507

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(534,616)	$(610,517)	$76,303
Financial futures contracts	(26,681)	108,444	(33,001)
Net realized gain (loss)	$(561,297)	$(502,073)	$43,302
Change in unrealized appreciation (depreciation) —
Investments	$3,215,877	$3,835,163	$4,367,816
Financial futures contracts	(296,875)	(226,512)	(367,188)
Net change in unrealized appreciation (depreciation)	$2,919,002	$3,608,651	$4,000,628

Net realized and unrealized gain	$2,357,705	$3,106,578	$4,043,930

Net increase in net assets from operations	$5,026,029	$6,818,184	$7,724,437

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Operations — continued

	Year Ended July 31, 2014
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$8,344,259	$10,927,103
Total investment income	$8,344,259	$10,927,103

Expenses
Investment adviser fee	$696,411	$885,492
Distribution and service fees
Class A	276,710	298,358
Class B	—	34,766
Class C	224,052	306,579
Trustees’ fees and expenses	8,183	9,955
Custodian fee	57,201	65,765
Transfer and dividend disbursing agent fees	74,015	95,801
Legal and accounting services	74,196	79,306
Printing and postage	20,855	25,651
Registration fees	5,225	5,943
Interest expense and fees	51,329	76,476
Miscellaneous	21,296	25,880
Total expenses	$1,509,473	$1,909,972
Deduct —
Reduction of custodian fee	$2,575	$812
Total expense reductions	$2,575	$812

Net expenses	$1,506,898	$1,909,160

Net investment income	$6,837,361	$9,017,943

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,794,189	$(167,234)
Financial futures contracts	13,723	371,129
Net realized gain	$2,807,912	$203,895
Change in unrealized appreciation (depreciation) —
Investments	$4,760,148	$7,980,805
Financial futures contracts	(1,894,808)	(3,531,688)
Net change in unrealized appreciation (depreciation)	$2,865,340	$4,449,117

Net realized and unrealized gain	$5,673,252	$4,653,012

Net increase in net assets from operations	$12,510,613	$13,670,955

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Changes in Net Assets

	Year Ended July 31, 2014
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,668,324	$3,711,606	$3,680,507
Net realized gain (loss) from investment transactions and financial futures contracts	(561,297)	(502,073)	43,302
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,919,002	3,608,651	4,000,628
Net increase in net assets from operations	$5,026,029	$6,818,184	$7,724,437
Distributions to shareholders —
From net investment income
Class A	$(2,060,201)	$(3,103,261)	$(2,495,977)
Class B	(22,002)	(46,673)	(19,230)
Class C	(201,900)	(189,884)	(289,617)
Class I	(292,297)	(342,830)	(862,944)
Total distributions to shareholders	$(2,576,400)	$(3,682,648)	$(3,667,768)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,900,723	$4,125,148	$13,153,082
Class B	1,643	15,228	—
Class C	681,079	1,149,219	1,914,150
Class I	4,549,745	3,866,354	19,685,506
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,768,461	2,529,934	2,345,420
Class B	18,196	27,839	18,280
Class C	181,276	139,207	251,141
Class I	47,767	173,553	162,563
Cost of shares redeemed
Class A	(9,128,459)	(21,490,066)	(22,608,101)
Class B	(220,314)	(148,448)	(138,984)
Class C	(3,021,243)	(1,822,903)	(3,757,092)
Class I	(2,575,182)	(2,788,873)	(16,237,761)
Net asset value of shares exchanged
Class A	58,857	147,120	216,980
Class B	(58,857)	(147,120)	(216,980)
Net decrease in net assets from Fund share transactions	$(4,796,308)	$(14,223,808)	$(5,211,796)

Net decrease in net assets	$(2,346,679)	$(11,088,272)	$(1,155,127)

Net Assets
At beginning of year	$70,321,703	$105,733,251	$111,922,429
At end of year	$67,975,024	$94,644,979	$110,767,302

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,975)	$(60,684)	$44,831

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2014
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$6,837,361	$9,017,943
Net realized gain from investment transactions and financial futures contracts	2,807,912	203,895
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,865,340	4,449,117
Net increase in net assets from operations	$12,510,613	$13,670,955
Distributions to shareholders —
From net investment income
Class A	$(5,406,774)	$(6,293,812)
Class B	—	(127,373)
Class C	(742,678)	(1,118,889)
Class I	(675,037)	(1,419,925)
Total distributions to shareholders	$(6,824,489)	$(8,959,999)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,893,718	$9,685,291
Class B	—	52,980
Class C	4,205,184	4,008,418
Class I	13,530,237	17,388,526
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,391,583	5,451,719
Class B	—	119,630
Class C	528,064	985,754
Class I	314,999	474,908
Cost of shares redeemed
Class A	(28,927,439)	(28,019,692)
Class B	—	(877,472)
Class C	(6,810,939)	(7,396,419)
Class I	(7,714,891)	(8,241,138)
Net asset value of shares exchanged
Class A	—	876,255
Class B	—	(876,255)
Net decrease in net assets from Fund share transactions	$(11,589,484)	$(6,367,495)

Net decrease in net assets	$(5,903,360)	$(1,656,539)

Net Assets
At beginning of year	$185,788,715	$224,224,518
At end of year	$179,885,355	$222,567,979

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,008	$(39,400)

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2013
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$2,927,529	$4,243,901	$3,747,145
Net realized gain (loss) from investment transactions and financial futures contracts	8,011	(432,112)	236,677
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,830,828)	(9,257,696)	(6,968,180)
Net decrease in net assets from operations	$(2,895,288)	$(5,445,907)	$(2,984,358)
Distributions to shareholders —
From net investment income
Class A	$(2,253,384)	$(3,565,984)	$(2,658,543)
Class B	(32,416)	(63,797)	(28,568)
Class C	(271,863)	(222,287)	(320,437)
Class I	(285,894)	(349,047)	(713,235)
Tax return of capital
Class A	—	(16,354)	—
Class B	—	(293)	—
Class C	—	(1,019)	—
Class I	—	(1,601)	—
Total distributions to shareholders	$(2,843,557)	$(4,220,382)	$(3,720,783)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,972,125	$7,262,417	$13,377,161
Class B	20,731	18,391	—
Class C	1,342,052	2,081,277	2,637,133
Class I	7,856,768	2,990,011	14,072,736
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,877,198	2,877,171	2,497,058
Class B	26,594	39,646	24,694
Class C	249,561	152,600	277,643
Class I	51,044	201,719	110,271
Cost of shares redeemed
Class A	(10,348,453)	(15,295,627)	(20,646,128)
Class B	(348,701)	(451,601)	(333,610)
Class C	(2,805,482)	(2,567,330)	(2,824,756)
Class I	(3,135,225)	(4,651,312)	(13,175,618)
Net asset value of shares exchanged
Class A	295,574	379,590	108,000
Class B	(295,574)	(379,590)	(108,000)
Net decrease in net assets from Fund share transactions	$(241,788)	$(7,342,638)	$(3,983,416)

Net decrease in net assets	$(5,980,633)	$(17,008,927)	$(10,688,557)

Net Assets
At beginning of year	$76,302,336	$122,742,178	$122,610,986
At end of year	$70,321,703	$105,733,251	$111,922,429

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(47,032)	$(72,531)	$44,831

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2013
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$8,177,845	$9,660,926
Net realized gain (loss) from investment transactions and financial futures contracts	(485,309)	2,727,337
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(11,540,027)	(13,595,697)
Net decrease in net assets from operations	$(3,847,491)	$(1,207,434)
Distributions to shareholders —
From net investment income
Class A	$(6,674,991)	$(6,866,187)
Class B	—	(191,726)
Class C	(944,435)	(1,222,749)
Class I	(562,023)	(1,322,510)
Total distributions to shareholders	$(8,181,449)	$(9,603,172)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,636,417	$9,861,659
Class B	—	113,435
Class C	5,293,400	4,749,660
Class I	6,399,999	13,938,803
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,442,841	5,873,902
Class B	—	172,161
Class C	672,955	1,059,592
Class I	269,832	369,286
Cost of shares redeemed
Class A	(30,284,141)	(32,995,155)
Class B	—	(1,832,115)
Class C	(6,488,155)	(8,332,158)
Class I	(3,167,682)	(12,859,884)
Net asset value of shares exchanged
Class A	—	984,547
Class B	—	(984,547)
Net decrease in net assets from Fund share transactions	$(14,224,534)	$(19,880,814)

Net decrease in net assets	$(26,253,474)	$(30,691,420)

Net Assets
At beginning of year	$212,042,189	$254,915,938
At end of year	$185,788,715	$224,224,518

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,007	$(39,400)

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.300	$10.030	$9.280	$9.400	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.378	$0.374	$0.404	$0.429	$0.400
Net realized and unrealized gain (loss)	0.337	(0.741)	0.736	(0.133)	0.427

Total income (loss) from operations	$0.715	$(0.367)	$1.140	$0.296	$0.827

Less Distributions
From net investment income	$(0.365)	$(0.363)	$(0.387)	$(0.416)	$(0.387)
Tax return of capital	—	—	(0.003)	—	—

Total distributions	$(0.365)	$(0.363)	$(0.390)	$(0.416)	$(0.387)

Net asset value — End of year	$9.650	$9.300	$10.030	$9.280	$9.400

Total Return(2)	7.84%	(3.82)%	12.51%	3.28%	9.35%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,491	$54,949	$62,591	$67,029	$83,120
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.74%	0.74%	0.75%	0.75%
Interest and fee expense(3)	0.03%	0.02%	0.02%	0.02%	0.01%
Total expenses(4)	0.76%	0.76%	0.76%	0.77%	0.76%
Net investment income	4.01%	3.77%	4.17%	4.65%	4.30%
Portfolio Turnover	4%	14%	8%	1%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Arizona Fund — Class B
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$10.330	$11.140	$10.310	$10.440	$9.960

Income (Loss) From Operations
Net investment income(1)	$0.343	$0.334	$0.368	$0.398	$0.367
Net realized and unrealized gain (loss)	0.374	(0.823)	0.815	(0.143)	0.468

Total income (loss) from operations	$0.717	$(0.489)	$1.183	$0.255	$0.835

Less Distributions
From net investment income	$(0.327)	$(0.321)	$(0.350)	$(0.385)	$(0.355)
Tax return of capital	—	—	(0.003)	—	—

Total distributions	$(0.327)	$(0.321)	$(0.353)	$(0.385)	$(0.355)

Net asset value — End of year	$10.720	$10.330	$11.140	$10.310	$10.440

Total Return(2)	7.05%	(4.53)%	11.64%	2.55%	8.47%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$555	$789	$1,451	$1,693	$3,086
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.49%	1.49%	1.50%	1.50%
Interest and fee expense(3)	0.03%	0.02%	0.02%	0.02%	0.01%
Total expenses(4)	1.51%	1.51%	1.51%	1.52%	1.51%
Net investment income	3.28%	3.02%	3.42%	3.88%	3.55%
Portfolio Turnover	4%	14%	8%	1%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$10.340	$11.150	$10.320	$10.450	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.343	$0.333	$0.366	$0.400	$0.367
Net realized and unrealized gain (loss)	0.374	(0.822)	0.817	(0.144)	0.468

Total income (loss) from operations	$0.717	$(0.489)	$1.183	$0.256	$0.835

Less Distributions
From net investment income	$(0.327)	$(0.321)	$(0.350)	$(0.386)	$(0.355)
Tax return of capital	—	—	(0.003)	—	—

Total distributions	$(0.327)	$(0.321)	$(0.353)	$(0.386)	$(0.355)

Net asset value — End of year	$10.730	$10.340	$11.150	$10.320	$10.450

Total Return(2)	7.05%	(4.52)%	11.63%	2.55%	8.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,792	$7,733	$9,602	$7,060	$8,765
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.49%	1.49%	1.50%	1.50%
Interest and fee expense(3)	0.03%	0.02%	0.02%	0.02%	0.01%
Total expenses(4)	1.51%	1.51%	1.51%	1.52%	1.51%
Net investment income	3.28%	3.01%	3.39%	3.91%	3.54%
Portfolio Turnover	4%	14%	8%	1%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,			Period Ended July 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$9.300	$10.020	$9.270	$9.400

Income (Loss) From Operations
Net investment income	$0.396 (2)	$0.392 (2)	$0.423 (2)	$0.433
Net realized and unrealized gain (loss)	0.328	(0.729)	0.736	(0.134)

Total income (loss) from operations	$0.724	$(0.337)	$1.159	$0.299

Less Distributions
From net investment income	$(0.384)	$(0.383)	$(0.406)	$(0.429)
Tax return of capital	—	—	(0.003)	—

Total distributions	$(0.384)	$(0.383)	$(0.409)	$(0.429)

Net asset value — End of period	$9.640	$9.300	$10.020	$9.270

Total Return(3)	7.94%	(3.53)%	12.74%	3.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,136	$6,852	$2,658	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.54%	0.54%	0.55	%(6)
Interest and fee expense(5)	0.03%	0.02%	0.02%	0.02	%(6)
Total expenses(7)	0.56%	0.56%	0.56%	0.57	%(6)
Net investment income	4.20%	3.95%	4.35%	4.65	%(6)
Portfolio Turnover	4%	14%	8%	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended July 31, 2011.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.890	$10.750	$10.050	$10.200	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.386	$0.383	$0.415	$0.434	$0.425
Net realized and unrealized gain (loss)	0.347	(0.862)	0.700	(0.154)	0.455

Total income (loss) from operations	$0.733	$(0.479)	$1.115	$0.280	$0.880

Less Distributions
From net investment income	$(0.383)	$(0.379)	$(0.412)	$(0.430)	$(0.430)
Tax return of capital	—	(0.002)	(0.003)	—	—

Total distributions	$(0.383)	$(0.381)	$(0.415)	$(0.430)	$(0.430)

Net asset value — End of year	$10.240	$9.890	$10.750	$10.050	$10.200

Total Return(2)	7.56%	(4.62)%	11.29%	2.85%	9.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$76,772	$88,850	$101,699	$99,007	$110,955
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71%	0.73%	0.75%	0.75%	0.76%
Interest and fee expense(3)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(4)	0.78%	0.78%	0.80%	0.80%	0.81%
Net investment income	3.87%	3.62%	3.98%	4.34%	4.20%
Portfolio Turnover	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class B
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.850	$10.700	$10.000	$10.160	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.309	$0.303	$0.336	$0.356	$0.348
Net realized and unrealized gain (loss)	0.337	(0.853)	0.699	(0.163)	0.465

Total income (loss) from operations	$0.646	$(0.550)	$1.035	$0.193	$0.813

Less Distributions
From net investment income	$(0.306)	$(0.299)	$(0.333)	$(0.353)	$(0.353)
Tax return of capital	—	(0.001)	(0.002)	—	—

Total distributions	$(0.306)	$(0.300)	$(0.335)	$(0.353)	$(0.353)

Net asset value — End of year	$10.190	$9.850	$10.700	$10.000	$10.160

Total Return(2)	6.67%	(5.28)%	10.49%	1.98%	8.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,439	$1,642	$2,576	$2,927	$5,619
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.49%	1.50%	1.51%	1.51%
Interest and fee expense(3)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(4)	1.53%	1.54%	1.55%	1.56%	1.56%
Net investment income	3.11%	2.87%	3.24%	3.57%	3.46%
Portfolio Turnover	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.860	$10.710	$10.010	$10.170	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.310	$0.302	$0.335	$0.357	$0.347
Net realized and unrealized gain (loss)	0.337	(0.852)	0.700	(0.163)	0.466

Total income (loss) from operations	$0.647	$(0.550)	$1.035	$0.194	$0.813

Less Distributions
From net investment income	$(0.307)	$(0.299)	$(0.333)	$(0.354)	$(0.353)
Tax return of capital	—	(0.001)	(0.002)	—	—

Total distributions	$(0.307)	$(0.300)	$(0.335)	$(0.354)	$(0.353)

Net asset value — End of year	$10.200	$9.860	$10.710	$10.010	$10.170

Total Return(2)	6.67%	(5.27)%	10.49%	1.98%	8.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,447	$6,787	$7,766	$6,516	$7,684
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.48%	1.50%	1.50%	1.51%
Interest and fee expense(3)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(4)	1.53%	1.53%	1.55%	1.55%	1.56%
Net investment income	3.11%	2.86%	3.22%	3.58%	3.44%
Portfolio Turnover	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.890	$10.760	$10.050	$10.210	$9.750

Income (Loss) From Operations
Net investment income	$0.406 (1)	$0.404 (1)	$0.438	$0.455 (1)	$0.446 (1)
Net realized and unrealized gain (loss)	0.347	(0.872)	0.708	(0.165)	0.464

Total income (loss) from operations	$0.753	$(0.468)	$1.146	$0.290	$0.910

Less Distributions
From net investment income	$(0.403)	$(0.400)	$(0.433)	$(0.450)	$(0.450)
Tax return of capital	—	(0.002)	(0.003)	—	—

Total distributions	$(0.403)	$(0.402)	$(0.436)	$(0.450)	$(0.450)

Net asset value — End of year	$10.240	$9.890	$10.760	$10.050	$10.210

Total Return(2)	7.78%	(4.52)%	11.61%	2.96%	9.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,987	$8,454	$10,701	$5,283	$6,684
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51%	0.53%	0.54%	0.56%	0.56%
Interest and fee expense(3)	0.07%	0.05%	0.05%	0.05%	0.05%
Total expenses(4)	0.58%	0.58%	0.59%	0.61%	0.61%
Net investment income	4.05%	3.82%	4.11%	4.55%	4.40%
Portfolio Turnover	6%	13%	13%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.230	$9.760	$9.160	$9.280	$8.900

Income (Loss) From Operations
Net investment income(1)	$0.319	$0.306	$0.341	$0.373	$0.375
Net realized and unrealized gain (loss)	0.349	(0.533)	0.598	(0.123)	0.364

Total income (loss) from operations	$0.668	$(0.227)	$0.939	$0.250	$0.739

Less Distributions
From net investment income	$(0.318)	$(0.303)	$(0.339)	$(0.370)	$(0.359)

Total distributions	$(0.318)	$(0.303)	$(0.339)	$(0.370)	$(0.359)

Net asset value — End of year	$9.580	$9.230	$9.760	$9.160	$9.280

Total Return(2)	7.36%	(2.43)%	10.41%	2.80%	8.40%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,246	$77,456	$86,725	$78,909	$89,036
Ratios (as a percentage of average daily net assets):
Total expenses(3)	0.71%	0.72%	0.72%	0.74%	0.73%
Net investment income	3.40%	3.15%	3.59%	4.10%	4.08%
Portfolio Turnover	4%	5%	8%	6%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class B
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.930	$10.500	$9.860	$9.990	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.268	$0.251	$0.295	$0.327	$0.330
Net realized and unrealized gain (loss)	0.378	(0.573)	0.633	(0.132)	0.393

Total income (loss) from operations	$0.646	$(0.322)	$0.928	$0.195	$0.723

Less Distributions
From net investment income	$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Total distributions	$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Net asset value — End of year	$10.310	$9.930	$10.500	$9.860	$9.990

Total Return(2)	6.59%	(3.15)%	9.53%	2.02%	7.62%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$535	$846	$1,323	$1,882	$4,038
Ratios (as a percentage of average daily net assets):
Total expenses(3)	1.47%	1.47%	1.47%	1.50%	1.49%
Net investment income	2.66%	2.40%	2.89%	3.33%	3.33%
Portfolio Turnover	4%	5%	8%	6%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.920	$10.490	$9.850	$9.980	$9.570

Income (Loss) From Operations
Net investment income(1)	$0.268	$0.250	$0.289	$0.327	$0.329
Net realized and unrealized gain (loss)	0.378	(0.572)	0.639	(0.132)	0.394

Total income (loss) from operations	$0.646	$(0.322)	$0.928	$0.195	$0.723

Less Distributions
From net investment income	$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Total distributions	$(0.266)	$(0.248)	$(0.288)	$(0.325)	$(0.313)

Net asset value — End of year	$10.300	$9.920	$10.490	$9.850	$9.980

Total Return(2)	6.60%	(3.16)%	9.54%	2.03%	7.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,098	$12,298	$12,955	$11,116	$15,291
Ratios (as a percentage of average daily net assets):
Total expenses(3)	1.47%	1.47%	1.47%	1.50%	1.48%
Net investment income	2.66%	2.39%	2.83%	3.34%	3.32%
Portfolio Turnover	4%	5%	8%	6%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,			Period Ended July 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$9.230	$9.760	$9.160	$9.290

Income (Loss) From Operations
Net investment income	$0.337 (2)	$0.325 (2)	$0.358	$0.385
Net realized and unrealized gain (loss)	0.349	(0.532)	0.600	(0.130)

Total income (loss) from operations	$0.686	$(0.207)	$0.958	$0.255

Less Distributions
From net investment income	$(0.336)	$(0.323)	$(0.358)	$(0.385)

Total distributions	$(0.336)	$(0.323)	$(0.358)	$(0.385)

Net asset value — End of period	$9.580	$9.230	$9.760	$9.160

Total Return(3)	7.57%	(2.23)%	10.63%	2.86	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,888	$21,323	$21,608	$2,746
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.51%	0.52%	0.52%	0.54	%(6)
Net investment income	3.60%	3.35%	3.54%	4.28	%(6)
Portfolio Turnover	4%	5%	8%	6	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended July 31, 2011.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.010	$9.580	$8.830	$9.220	$8.580

Income (Loss) From Operations
Net investment income(1)	$0.357	$0.382	$0.396	$0.444	$0.454
Net realized and unrealized gain (loss)	0.299	(0.570)	0.748	(0.393)	0.627

Total income (loss) from operations	$0.656	$(0.188)	$1.144	$0.051	$1.081

Less Distributions
From net investment income	$(0.356)	$(0.382)	$(0.394)	$(0.441)	$(0.441)

Total distributions	$(0.356)	$(0.382)	$(0.394)	$(0.441)	$(0.441)

Net asset value — End of year	$9.310	$9.010	$9.580	$8.830	$9.220

Total Return(2)	7.43%	(2.12)%	13.24%	0.65%	12.76%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$135,265	$146,499	$173,054	$171,001	$214,220
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.75%	0.76%	0.79%	0.79%
Interest and fee expense(3)	0.03%	0.07%	0.07%	0.12%	0.11%
Total expenses(4)	0.77%	0.82%	0.83%	0.91%	0.90%
Net investment income	3.92%	3.98%	4.31%	5.00%	4.98%
Portfolio Turnover	16%	6%	15%	1%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.400	$9.990	$9.210	$9.620	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.300	$0.323	$0.340	$0.394	$0.402
Net realized and unrealized gain (loss)	0.310	(0.590)	0.780	(0.413)	0.652

Total income (loss) from operations	$0.610	$(0.267)	$1.120	$(0.019)	$1.054

Less Distributions
From net investment income	$(0.300)	$(0.323)	$(0.340)	$(0.391)	$(0.394)

Total distributions	$(0.300)	$(0.323)	$(0.340)	$(0.391)	$(0.394)

Net asset value — End of year	$9.710	$9.400	$9.990	$9.210	$9.620

Total Return(2)	6.59%	(2.81)%	12.37%	(0.13)%	11.89%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,442	$25,796	$28,066	$24,768	$31,491
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.50%	1.51%	1.54%	1.53%
Interest and fee expense(3)	0.03%	0.07%	0.07%	0.12%	0.11%
Total expenses(4)	1.52%	1.57%	1.58%	1.66%	1.64%
Net investment income	3.16%	3.23%	3.55%	4.25%	4.21%
Portfolio Turnover	16%	6%	15%	1%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.010	$9.580	$8.830	$9.220	$8.580

Income (Loss) From Operations
Net investment income(1)	$0.372	$0.401	$0.412	$0.463	$0.473
Net realized and unrealized gain (loss)	0.302	(0.570)	0.751	(0.394)	0.625

Total income (loss) from operations	$0.674	$(0.169)	$1.163	$0.069	$1.098

Less Distributions
From net investment income	$(0.374)	$(0.401)	$(0.413)	$(0.459)	$(0.458)

Total distributions	$(0.374)	$(0.401)	$(0.413)	$(0.459)	$(0.458)

Net asset value — End of year	$9.310	$9.010	$9.580	$8.830	$9.220

Total Return(2)	7.64%	(1.93)%	13.46%	0.85%	12.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,179	$13,493	$10,922	$7,419	$8,386
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.55%	0.56%	0.59%	0.58%
Interest and fee expense(3)	0.03%	0.07%	0.07%	0.12%	0.11%
Total expenses(4)	0.56%	0.62%	0.63%	0.71%	0.69%
Net investment income	4.07%	4.18%	4.47%	5.21%	5.16%
Portfolio Turnover	16%	6%	15%	1%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.750	$9.170	$8.800	$9.060	$8.650

Income (Loss) From Operations
Net investment income(1)	$0.375	$0.369	$0.380	$0.437	$0.431
Net realized and unrealized gain (loss)	0.197	(0.423)	0.370	(0.262)	0.391

Total income (loss) from operations	$0.572	$(0.054)	$0.750	$0.175	$0.822

Less Distributions
From net investment income	$(0.372)	$(0.366)	$(0.380)	$(0.435)	$(0.412)

Total distributions	$(0.372)	$(0.366)	$(0.380)	$(0.435)	$(0.412)

Net asset value — End of year	$8.950	$8.750	$9.170	$8.800	$9.060

Total Return(2)	6.68%	(0.70)%	8.70%	2.07%	9.60%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$147,461	$156,219	$179,909	$175,176	$210,024
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.76%	0.77%	0.80%	0.79%
Interest and fee expense(3)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(4)	0.78%	0.81%	0.82%	0.90%	0.88%
Net investment income	4.25%	4.01%	4.25%	4.97%	4.74%
Portfolio Turnover	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.060	$9.490	$9.110	$9.380	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.321	$0.310	$0.326	$0.384	$0.375
Net realized and unrealized gain (loss)	0.206	(0.432)	0.377	(0.272)	0.404

Total income (loss) from operations	$0.527	$(0.122)	$0.703	$0.112	$0.779

Less Distributions
From net investment income	$(0.317)	$(0.308)	$(0.323)	$(0.382)	$(0.359)

Total distributions	$(0.317)	$(0.308)	$(0.323)	$(0.382)	$(0.359)

Net asset value — End of year	$9.270	$9.060	$9.490	$9.110	$9.380

Total Return(2)	5.92%	(1.39)%	7.86%	1.29%	8.75%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,012	$4,517	$7,255	$10,191	$17,328
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.52%	1.52%	1.56%	1.55%
Interest and fee expense(3)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(4)	1.54%	1.57%	1.57%	1.66%	1.64%
Net investment income	3.51%	3.26%	3.52%	4.22%	3.99%
Portfolio Turnover	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.060	$9.490	$9.110	$9.380	$8.960

Income (Loss) From Operations
Net investment income(1)	$0.319	$0.310	$0.324	$0.384	$0.375
Net realized and unrealized gain (loss)	0.208	(0.432)	0.380	(0.271)	0.404

Total income (loss) from operations	$0.527	$(0.122)	$0.704	$0.113	$0.779

Less Distributions
From net investment income	$(0.317)	$(0.308)	$(0.324)	$(0.383)	$(0.359)

Total distributions	$(0.317)	$(0.308)	$(0.324)	$(0.383)	$(0.359)

Net asset value — End of year	$9.270	$9.060	$9.490	$9.110	$9.380

Total Return(2)	5.92%	(1.39)%	7.86%	1.30%	8.75%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,342	$34,045	$38,268	$36,409	$46,080
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.51%	1.52%	1.55%	1.54%
Interest and fee expense(3)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(4)	1.53%	1.56%	1.57%	1.65%	1.63%
Net investment income	3.49%	3.26%	3.49%	4.21%	3.98%
Portfolio Turnover	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$8.790	$9.200	$8.830	$9.100	$8.680

Income (Loss) From Operations
Net investment income(1)	$0.393	$0.388	$0.400	$0.456	$0.450
Net realized and unrealized gain (loss)	0.198	(0.412)	0.369	(0.271)	0.401

Total income (loss) from operations	$0.591	$(0.024)	$0.769	$0.185	$0.851

Less Distributions
From net investment income	$(0.391)	$(0.386)	$(0.399)	$(0.455)	$(0.431)

Total distributions	$(0.391)	$(0.386)	$(0.399)	$(0.455)	$(0.431)

Net asset value — End of year	$8.990	$8.790	$9.200	$8.830	$9.100

Total Return(2)	6.88%	(0.37)%	8.91%	2.17%	9.91%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,754	$29,443	$29,484	$30,082	$35,367
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.56%	0.57%	0.60%	0.60%
Interest and fee expense(3)	0.04%	0.05%	0.05%	0.10%	0.09%
Total expenses(4)	0.58%	0.61%	0.62%	0.70%	0.69%
Net investment income	4.43%	4.21%	4.45%	5.16%	4.93%
Portfolio Turnover	4%	12%	6%	5%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

58

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2016	$160,306	$329,657	$410,833	$3,716,712	$1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforward	$4,629,400	$4,064,771	$3,224,086	$34,453,173	$27,697,785

Deferred capital losses:
Short-term	$232,516	$1,288,504	$388,216	$3,280,840	$4,264,644
Long-term	$604,788	$1,157,265	$166,262	$4,998,267	$7,290,286

As of July 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes

59

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$4,000,000	$6,900,000	$11,750,000
Interest Rate or Range of Interest Rates (%)	0.11	0.19	0.07 - 0.21
Collateral for Floating Rate Notes Outstanding	$5,436,600	$8,710,767	$17,819,692

For the year ended July 31, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Arizona Fund	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$1,232,877	$6,385,000	$8,634,466	$12,547,808
Average Interest Rate	1.52%	1.00%	0.59%	0.61%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

60

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2014 and July 31, 2013 was as follows:

	Year Ended July 31, 2014
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,576,306	$3,682,490	$3,655,701	$6,796,445	$8,938,451
Ordinary income	$94	$158	$12,067	$28,044	$21,548

	Year Ended July 31, 2013
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,843,557	$4,192,590	$3,718,197	$8,142,993	$9,578,406
Ordinary income	$—	$8,525	$2,586	$38,456	$24,766
Tax return of capital	$—	$19,267	$—	$—	$—

During the year ended July 31, 2014, the following amounts were reclassified due to expired capital loss carryforwards, the tax treatment of distributions in excess of net tax-exempt income and differences between book and tax accounting, primarily for accretion of market discount.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(738,761)	$(11,848)	$—	$—	$—
Accumulated net realized loss	$828,628	$28,959	$12,739	$12,871	$57,944
Accumulated undistributed (distributions in excess of) net investment income	$(89,867)	$(17,111)	$(12,739)	$(12,871)	$(57,944)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

61

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

As of July 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Undistributed tax-exempt income	$—	$—	$103,862	$1,362,504	$234,869
Capital loss carryforward and deferred capital losses	$(5,466,704)	$(6,510,540)	$(3,778,564)	$(42,732,280)	$(39,252,715)
Net unrealized appreciation	$5,575,859	$6,895,689	$8,112,463	$13,657,266	$19,546,687
Other temporary differences	$(44,975)	$(60,685)	$(59,031)	$(124,496)	$(167,065)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, residual interest bonds, defaulted bond interest, accretion of market discount, the timing of recognizing distributions to shareholders and expenditures on defaulted bonds.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$208,030	$336,729	$378,158	$696,411	$885,492
Effective Annual Rate	0.31%	0.35%	0.35%	0.39%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2014 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$1,812	$4,013	$3,810	$6,339	$8,467
EVD’s Class A Sales Charges	$6,106	$5,767	$5,132	$25,927	$21,599

62

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2014 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$106,305	$161,870	$147,279	$276,710	$298,358

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$5,257	$11,360	$5,445	$—	$27,447
Class C Distribution Fees	$48,301	$46,244	$82,140	$176,883	$242,036

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2014 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$1,402	$3,029	$1,452	$—	$7,319
Class C Service Fees	$12,880	$12,332	$21,904	$47,169	$64,543

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent

63

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended July 31, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$10	$600	$200	$1,100
Class B	$400	$1,800	$3,200	$—	$8,700
Class C	$700	$900	$1,700	$1,300	$2,300

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2014 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$2,946,353	$6,077,519	$4,127,562	$29,068,999	$9,590,601
Sales	$10,868,275	$25,211,939	$10,230,025	$70,003,249	$25,541,129

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	309,014	157	64,370	479,634
Issued to shareholders electing to receive payments of distributions in Fund shares	187,270	1,736	17,284	5,047
Redemptions	(971,456)	(20,927)	(289,607)	(274,474)
Exchange from Class B shares	6,133	—	—	—
Exchange to Class A shares	—	(5,517)	—	—

Net increase (decrease)	(469,039)	(24,551)	(207,953)	210,207

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	495,272	1,872	120,655	783,726
Issued to shareholders electing to receive payments of distributions in Fund shares	189,688	2,411	22,649	5,147
Redemptions	(1,047,249)	(31,482)	(256,632)	(316,999)
Exchange from Class B shares	29,690	—	—	—
Exchange to Class A shares	—	(26,709)	—	—

Net increase (decrease)	(332,599)	(53,908)	(113,328)	471,874

64

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

Connecticut Fund
	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	413,874	1,527	114,377	384,350
Issued to shareholders electing to receive payments of distributions in Fund shares	252,680	2,795	13,948	17,293
Redemptions	(2,164,421)	(15,108)	(184,992)	(280,858)
Exchange from Class B shares	14,718	—	—	—
Exchange to Class A shares	—	(14,779)	—	—

Net increase (decrease)	(1,483,149)	(25,565)	(56,667)	120,785

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	681,261	1,755	196,093	280,659
Issued to shareholders electing to receive payments of distributions in Fund shares	272,683	3,767	14,529	19,117
Redemptions	(1,466,675)	(43,145)	(246,925)	(440,328)
Exchange from Class B shares	36,124	—	—	—
Exchange to Class A shares	—	(36,295)	—	—

Net decrease	(476,607)	(73,918)	(36,303)	(140,552)

Minnesota Fund
	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,398,866	—	188,691	2,094,149
Issued to shareholders electing to receive payments of distributions in Fund shares	249,687	1,813	24,885	17,214
Redemptions	(2,422,671)	(13,707)	(376,051)	(1,721,009)
Exchange from Class B shares	23,024	—	—	—
Exchange to Class A shares	—	(21,395)	—	—

Net increase (decrease)	(751,094)	(33,289)	(162,475)	390,354

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,373,087	—	250,574	1,442,644
Issued to shareholders electing to receive payments of distributions in Fund shares	257,448	2,365	26,622	11,367
Redemptions	(2,132,414)	(32,814)	(272,027)	(1,356,881)
Exchange from Class B shares	11,101	—	—	—
Exchange to Class A shares	—	(10,317)	—	—

Net increase (decrease)	(490,778)	(40,766)	5,169	97,130

65

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

New Jersey Fund
	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	973,254	—	438,713	1,481,165
Issued to shareholders electing to receive payments of distributions in Fund shares	481,336	—	55,468	34,403
Redemptions	(3,183,942)	—	(721,769)	(845,729)

Net increase (decrease)	(1,729,352)	—	(227,588)	669,839

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	794,210	—	526,583	664,547
Issued to shareholders electing to receive payments of distributions in Fund shares	569,596	—	67,513	28,267
Redemptions	(3,176,711)	—	(659,038)	(335,929)

Net increase (decrease)	(1,812,905)	—	(64,942)	356,885

Pennsylvania Fund
	Year Ended July 31, 2014
	Class A	Class B	Class C	Class I

Sales	1,095,482	5,773	438,194	1,953,989
Issued to shareholders electing to receive payments of distributions in Fund shares	617,103	13,101	107,749	53,471
Redemptions	(3,186,399)	(96,541)	(813,078)	(934,541)
Exchange from Class B shares	99,269	—	—	—
Exchange to Class A shares	—	(95,884)	—	—

Net increase (decrease)	(1,374,545)	(173,551)	(267,135)	1,072,919

	Year Ended July 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,070,858	11,888	496,182	1,493,458
Issued to shareholders electing to receive payments of distributions in Fund shares	640,495	18,116	111,602	40,154
Redemptions	(3,592,624)	(192,564)	(882,138)	(1,385,940)
Exchange from Class B shares	106,994	—	—	—
Exchange to Class A shares	—	(103,344)	—	—

Net increase (decrease)	(1,774,277)	(265,904)	(274,354)	147,672

66

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$60,959,785	$84,894,992	$100,338,330	$153,357,098	$195,515,963

Gross unrealized appreciation	$5,836,781	$7,235,342	$8,441,900	$15,069,375	$22,471,706
Gross unrealized depreciation	(260,922)	(339,653)	(329,437)	(1,412,109)	(2,925,019)

Net unrealized appreciation	$5,575,859	$6,895,689	$8,112,463	$13,657,266	$19,546,687

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2014.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Arizona	9/14	38 U.S. Long Treasury Bond	Short	$(5,174,462)	$(5,221,438)	$(46,976)
Connecticut	9/14	13 U.S. Long Treasury Bond	Short	$(1,770,210)	$(1,786,281)	$(16,071)
Minnesota	9/14	47 U.S. Long Treasury Bond	Short	$(6,399,992)	$(6,458,094)	$(58,102)
New Jersey	9/14	100 U.S. 10-Year Treasury Note	Short	$(12,499,036)	$(12,460,938)	$38,098
	9/14	180 U.S. Long Treasury Bond	Short	(24,510,608)	(24,733,125)	(222,517)
Pennsylvania	9/14	330 U.S. Long Treasury Bond	Short	$(44,936,115)	$(45,344,063)	$(407,948)

67

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

At July 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$—		$—		$—		$38,098	(1)	$—

Total	$—		$—		$—		$38,098		$—

Liability Derivative:
Futures Contracts	$(46,976	)(1)	$(16,071	)(1)	$(58,102	)(1)	$(222,517	)(1)	$(407,948	)(1)

Total	$(46,976)		$(16,071)		$(58,102)		$(222,517)		$(407,948)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2014 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(26,681	)(1)	$108,444	(1)	$(33,001	)(1)	$13,723	(1)	$371,129	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(296,875	)(2)	$(226,512	)(2)	$(367,188	)(2)	$(1,894,808	)(2)	$(3,531,688	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the year ended July 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts — Short	$5,055,000	$2,513,000	$6,252,000	$37,058,000	$52,739,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

68

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,535,644	$—	$66,535,644

Total Investments	$—	$66,535,644	$—	$66,535,644

Liability Description

Futures Contracts	$(46,976)	$—	$—	$(46,976)

Total	$(46,976)	$—	$—	$(46,976)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$95,790,681	$—	$95,790,681

Total Investments	$—	$95,790,681	$—	$95,790,681

Liability Description

Futures Contracts	$(16,071)	$—	$—	$(16,071)

Total	$(16,071)	$—	$—	$(16,071)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$108,450,793	$—	$108,450,793

Total Investments	$—	$108,450,793	$—	$108,450,793

Liability Description

Futures Contracts	$(58,102)	$—	$—	$(58,102)

Total	$(58,102)	$—	$—	$(58,102)

69

Eaton Vance

Municipal Income Funds

July 31, 2014

Notes to Financial Statements — continued

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$173,914,364	$—	$173,914,364

Total Investments	$—	$173,914,364	$—	$173,914,364

Futures Contracts	$38,098	$—	$—	$38,098

Total	$38,098	$173,914,364	$—	$173,952,462

Liability Description

Futures Contracts	$(222,517)	$—	$—	$(222,517)

Total	$(222,517)	$—	$—	$(222,517)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$226,812,650	$—	$226,812,650

Total Investments	$—	$226,812,650	$—	$226,812,650

Liability Description

Futures Contracts	$(407,948)	$—	$—	$(407,948)

Total	$(407,948)	$—	$—	$(407,948)

The Funds held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

70

Eaton Vance

Municipal Income Funds

July 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

71

Eaton Vance

Municipal Income Funds

July 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2014, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	100.00%
Connecticut Municipal Income Fund	100.00%
Minnesota Municipal Income Fund	99.67%
New Jersey Municipal Income Fund	99.59%
Pennsylvania Municipal Income Fund	99.76%

72

Eaton Vance

Municipal Income Funds

July 31, 2014

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Arizona Fund		Connecticut Fund
	Number of Shares(1)		Number of Shares(1)
Nominee for Trustee	For	Withheld	For	Withheld
Scott E. Eston	6,199,481	16,634	7,985,349	23,310
Cynthia E. Frost	6,203,780	12,335	7,985,349	23,310
George J. Gorman	6,187,854	28,261	7,956,839	51,820
Valerie A. Mosley	6,203,780	12,335	7,985,349	23,310
Harriett Tee Taggart	6,203,780	12,335	7,985,349	23,310

(1)	Excludes fractional shares.

	Minnesota Fund		New Jersey Fund
	Number of Shares(1)		Number of Shares(1)
Nominee for Trustee	For	Withheld	For	Withheld
Scott E. Eston	10,362,585	216,306	16,141,603	256,574
Cynthia E. Frost	10,362,585	216,306	16,141,603	256,574
George J. Gorman	10,332,245	246,646	16,063,763	334,414
Valerie A. Mosley	10,332,245	246,646	16,141,603	256,574
Harriett Tee Taggart	10,332,245	246,646	16,055,418	342,759

(1)	Excludes fractional shares.

	Pennsylvania Fund
	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	20,613,214	216,068
Cynthia E. Frost	20,603,922	225,360
George J. Gorman	20,608,898	220,384
Valerie A. Mosley	20,584,223	245,060
Harriett Tee Taggart	20,535,922	293,361

(1)	Excludes fractional shares.

73

Eaton Vance

Municipal Income Funds

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

74

Eaton Vance

Municipal Income Funds

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

75

Eaton Vance

Municipal Income Funds

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

76

Eaton Vance

Municipal Income Funds

July 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

77

Eaton Vance

Municipal Income Funds

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

78

Eaton Vance

Municipal Income Funds

July 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

79

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

80

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

313    7.31.14

Eaton Vance Municipal Opportunities Fund Annual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2014

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Special Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Management and Organization	28

Important Notices	31

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on August 1, 2013, the municipal market was in the midst of a dramatic selloff that had begun in May 2013, after then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income asset classes, heavy selling in municipals continued through August 2013, causing a significant increase in municipal bond yields. Additional pressure on the municipal market came from the City of Detroit’s bankruptcy filing on July 18, 2013 and Puerto Rico’s increasing fiscal challenges.

Selling of municipals abated somewhat in September 2013, after the Fed surprised the markets again by postponing its tapering of asset purchases, but the municipal markets continued to experience net outflows through December 2013.

As the new year began, however, municipals turned a corner. From January 1 through July 31, 2014, municipals rallied back from 2013 lows. Contrary to what many investors had expected, Treasury rates declined and municipal rates followed. A principal driver was a global “flight to quality,” as investors sought the relative safety of Treasurys in the face of increased geopolitical risk overseas. And while the anticipation of the Fed’s tapering of asset purchases spooked the markets in 2013, the actual tapering in 2014 had little further effect on bond prices.

Fund Performance

For the fiscal year ended July 31, 2014, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 11.69%, outperforming the 7.27% return of the Fund’s benchmark, the Barclays Municipal Bond Index (the Index)2.

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, across different sectors and different state issuers. Management has the ability to be opportunistic in pursuing the Fund’s total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“agency securities”). Up to 50% of net assets may be invested in below-investment-grade securities. The Fund may also hedge interest-rate risk and hold leveraged investments.

For the 12-month period, the primary contributor to the Fund’s outperformance versus the Index was opportunistic trading of securities across the yield curve and across various rating categories and sectors. An overweight and security selection in the health care and industrial development revenue sectors also contributed to Fund performance relative to the Index, as did an overweight and security selection in bonds rated BBB6 and below. In contrast, detractors from Fund performance versus the Index included an underweight in bonds with maturities of 20 years and longer and a small loss from a short term Treasury hedge. Management has the ability to hedge the portfolio to various degrees against the potential risk of interest rate volatility by using Treasury futures. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. During the short period that the Fund employed a hedge, municipal and Treasury bond prices rose, causing the hedge to mitigate a portion of the Fund’s positive performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	11.69%	—	6.79%
Class A with 4.75% Maximum Sales Charge	—	—	6.39	—	5.16
Class I at NAV	05/31/2011	05/31/2011	11.96	—	7.09
Barclays Municipal Bond Index	—	—	7.27%	5.49%	5.23%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.34%	1.09%
Net				1.00	0.75

% Distribution Rates/Yields[5]				Class A	Class I
Distribution Rate				1.79%	2.04%
Taxable-Equivalent Distribution Rate				3.16	3.60
SEC 30-day Yield				1.66	2.02
Taxable-Equivalent SEC 30-day Yield				2.93	3.56

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	05/31/2011	$310,618	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Fund Profile

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,068.70	$5.59	**	1.09%
Class I	$1,000.00	$1,070.00	$4.26	**	0.83%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.46	**	1.09%
Class I	$1,000.00	$1,020.70	$4.16	**	0.83%

Effective July 10, 2014, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,068.70	$5.13	**	1.00%
Class I	$1,000.00	$1,070.00	$3.85	**	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01	**	1.00%
Class I	$1,000.00	$1,021.10	$3.76	**	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Portfolio of Investments

Tax-Exempt Municipal Securities — 90.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%
Arkansas Development Finance Authority, (Revolving Loan Fund), 5.00%, 6/1/24	$170	$200,840

		$200,840

Education — 6.1%
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21(1)	$550	$656,101
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22(1)	600	720,276
Forest Grove, OR, (Pacific University), 4.50%, 5/1/29	300	318,624
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/25	400	480,080
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/27	415	489,775
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	179,043
University of Nebraska, 5.00%, 5/15/26	625	748,612

		$3,592,511

Electric Utilities — 9.5%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation), 3.50% to 6/1/20 (Put Date), 12/1/35	$3,075	$3,120,356
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	251,855
Monroe County, GA, Development Authority, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,007,380
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	278,573

		$5,658,164

General Obligations — 11.5%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22(1)	$1,000	$1,211,640
California, 5.00%, 12/1/26(2)	570	675,262
Chicago Park District, IL, 5.00%, 1/1/24	500	589,355
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/22(1)	1,425	1,171,920
New York, NY, 5.00%, 8/1/25	1,000	1,184,070
New York, NY, 5.00%, 8/1/29	450	516,893
Northside Independent School District, TX, (PSF Guaranteed), 2.00% to 8/1/19 (Put Date), 8/1/44	785	799,954
Pittsburg, CA, Unified School District, 5.00%, 8/1/22	570	686,576

		$6,835,670

Security	Principal Amount (000’s omitted)	Value

Hospital — 19.4%
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	$350	$409,790
Decatur, TX, Hospital Authority, (Wise Regional Health System), 4.00%, 9/1/20	225	239,742
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/21	330	364,511
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/22	150	163,076
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/23	200	215,574
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24(2)	1,000	1,127,170
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	130,876
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	297,224
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,558,830
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26(2)	1,000	1,158,040
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,105,310
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	571,785
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	249,842
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	750	847,965
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/25(2)	1,000	1,045,560
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	563,010
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26(2)	1,000	1,149,870
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	272,438

		$11,470,613

Housing — 2.6%
East Hempfield Township, PA, Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/29	$500	$533,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	998,689

		$1,531,689

Industrial Development Revenue — 3.5%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$250	$262,330

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	$130	$138,208
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	215	229,311
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24	370	373,241
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23(2)	1,000	1,056,600

		$2,059,690

Insured – Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$115	$108,849
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	457,360

		$566,209

Insured – General Obligations — 8.0%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22(1)	$350	$410,617
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/25(1)	450	524,992
Detroit, MI, (AGC), 5.00%, 4/1/20	250	246,125
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/25(1)	890	980,896
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/26(1)	925	1,010,239
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	837,427
Puerto Rico, (AGM), 5.00%, 7/1/35	365	339,895
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	414,274

		$4,764,465

Insured – Housing — 1.5%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	$445	$475,269
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	420,208

		$895,477

Insured – Other Revenue — 0.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$201,132

		$201,132

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.5%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22(2)	$500	$382,000
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	415	349,405
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28(2)	1,000	1,117,030
Successor Agency to San Pablo Redevelopment Agency, CA, (AGM), 5.00%, 6/15/25	700	825,006

		$2,673,441

Insured – Transportation — 1.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$245	$220,103
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	210	191,138
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	185,162

		$596,403

Insured – Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$172,903
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	94,433

		$267,336

Lease Revenue / Certificates of Participation — 2.0%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27(2)	$1,000	$1,155,290

		$1,155,290

Other Revenue — 2.3%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/25	$255	$297,251
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	626,903
New Mexico Municipal Energy Acquisition Authority, 0.854%, Variable to 8/1/19 (Put Date), 11/1/39(1)(3)	300	300,855
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	107,124

		$1,332,133

Senior Living / Life Care — 2.7%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$168,324
New Jersey Economic Development Authority, (Lions Gate), 4.375%, 1/1/24	650	645,645

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	$70	$74,421
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	250	266,195
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	450	467,437

		$1,622,022

Special Tax Revenue — 4.4%
Jurupa Public Financing Authority, CA, 5.00%, 9/1/22(1)	$465	$542,125
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25(1)	735	845,830
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/23	500	614,140
VIA Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, 5.00%, 8/1/23	500	609,680

		$2,611,775

Student Loan — 1.2%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$559,475
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	170	170,267

		$729,742

Transportation — 7.1%
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	$1,000	$1,107,150
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	588,690
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	296,308
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,457,637
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23	450	534,136
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	200	228,942

		$4,212,863

Water and Sewer — 0.7%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$125	$121,747
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	289,770

		$411,517

Total Tax-Exempt Municipal Securities — 90.1% (identified cost $52,398,376)		$53,388,982

Taxable Municipal Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.9%
Texas, (Texas Transportation Commission), 4.631%, 4/1/33(4)	$1,000	$1,112,670

		$1,112,670

Special Tax Revenue — 2.0%
New York Dormitory Authority, Personal Income Tax Revenue, 5.427%, 3/15/39(4)	$1,000	$1,178,730

		$1,178,730

Water and Sewer — 2.1%
East Bay, CA, Municipal Utility District, Water System Revenue, 5.874%, 6/1/40(4)	$1,000	$1,267,680

		$1,267,680

Total Taxable Municipal Securities — 6.0% (identified cost $3,530,979)		$3,559,080

Total Investments — 96.1% (identified cost $55,929,355)		$56,948,062

Other Assets, Less Liabilities — 3.9%		$2,315,936

Net Assets — 100.0%		$59,263,998

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At July 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.9%
New York	12.7%
California	11.6%
Pennsylvania	10.1%
Others, representing less than 10% individually	47.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Portfolio of Investments — continued

municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 10.3% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(4)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Statement of Assets and Liabilities

Assets	July 31, 2014
Investments, at value (identified cost, $55,929,355)	$56,948,062
Cash	9,264,040
Restricted cash*	55,000
Interest receivable	379,539
Receivable for Fund shares sold	1,454,050
Receivable from affiliate	7,096
Receivable for variation margin on open financial futures contracts	1,406
Total assets	$68,109,193

Liabilities
Payable for investments purchased	$351,366
Payable for when-issued securities	8,339,695
Payable for Fund shares redeemed	30,344
Distributions payable	49,098
Payable to affiliates:
Investment adviser and administration fee	28,093
Distribution and service fees	3,592
Accrued expenses	43,007
Total liabilities	$8,845,195
Net Assets	$59,263,998

Sources of Net Assets
Paid-in capital	$58,185,879
Accumulated net realized gain	41,681
Accumulated distributions in excess of net investment income	(495)
Net unrealized appreciation	1,036,933
Net Assets	$59,263,998

Class A Shares
Net Assets	$16,714,906
Shares Outstanding	1,495,648
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.18
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.74

Class I Shares
Net Assets	$42,549,092
Shares Outstanding	3,802,786
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Statement of Operations

Investment Income	Year Ended July 31, 2014
Interest	$1,114,512
Total investment income	$1,114,512

Expenses
Investment adviser and administration fee	$201,599
Distribution and service fees
Class A	37,024
Trustees’ fees and expenses	2,305
Custodian fee	27,661
Transfer and dividend disbursing agent fees	8,490
Legal and accounting services	33,277
Printing and postage	13,862
Registration fees	41,980
Miscellaneous	20,374
Total expenses	$386,572
Deduct —
Allocation of expenses to affiliate	$65,973
Reduction of custodian fee	1,144
Total expense reductions	$67,117

Net expenses	$319,455

Net investment income	$795,057

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$753,090
Financial futures contracts	(72,522)
Net realized gain	$680,568
Change in unrealized appreciation (depreciation) —
Investments	$2,112,458
Financial futures contracts	18,226
Net change in unrealized appreciation (depreciation)	$2,130,684

Net realized and unrealized gain	$2,811,252

Net increase in net assets from operations	$3,606,309

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$795,057	$622,869
Net realized gain (loss) on investment transactions and financial futures contracts	680,568	(571,796)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,130,684	(2,283,049)
Net increase (decrease) in net assets from operations	$3,606,309	$(2,231,976)
Distributions to shareholders —
From net investment income
Class A	$(335,511)	$(263,244)
Class I	(463,386)	(352,439)
From net realized gain
Class A	—	(211,992)
Class I	—	(343,486)
Total distributions to shareholders	$(798,897)	$(1,171,161)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,286,244	$15,630,611
Class I	30,334,633	8,845,796
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	334,676	474,738
Class I	159,625	169,987
Cost of shares redeemed
Class A	(10,782,546)	(5,679,638)
Class I	(5,840,669)	(3,505,849)
Net increase in net assets from Fund share transactions	$24,491,963	$15,935,645

Net increase in net assets	$27,299,375	$12,532,508

Net Assets
At beginning of year	$31,964,623	$19,432,115
At end of year	$59,263,998	$31,964,623

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(495)	$(321)

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Financial Highlights

	Class A
	Year Ended July 31,			Period Ended July 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$10.240	$11.240	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.242	$0.225	$0.257	$0.015
Net realized and unrealized gain (loss)	0.940	(0.739)	1.205	0.090

Total income (loss) from operations	$1.182	$(0.514)	$1.462	$0.105

Less Distributions
From net investment income	$(0.242)	$(0.225)	$(0.257)	$(0.015)
From net realized gain	—	(0.261)	(0.055)	—

Total distributions	$(0.242)	$(0.486)	$(0.312)	$(0.015)

Net asset value — End of period	$11.180	$10.240	$11.240	$10.090

Total Return(2)	11.69%	(4.87)%	14.69%	1.05	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,715	$15,596	$6,886	$217
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.09%	1.10%	1.10%	1.10	%(6)
Net investment income	2.25%	2.02%	2.36%	0.96	%(6)
Portfolio Turnover	283%	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the years ended July 31, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Financial Highlights — continued

	Class I
	Year Ended July 31,			Period Ended July 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$10.250	$11.250	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.269	$0.253	$0.286	$0.018
Net realized and unrealized gain (loss)	0.939	(0.738)	1.215	0.090

Total income (loss) from operations	$1.208	$(0.485)	$1.501	$0.108

Less Distributions
From net investment income	$(0.268)	$(0.254)	$(0.286)	$(0.018)
From net realized gain	—	(0.261)	(0.055)	—

Total distributions	$(0.268)	$(0.515)	$(0.341)	$(0.018)

Net asset value — End of period	$11.190	$10.250	$11.250	$10.090

Total Return(2)	11.96%	(4.62)%	15.10%	1.08	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,549	$16,369	$12,546	$10,336
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.84%	0.85%	0.85%	0.85	%(6)
Net investment income	2.44%	2.30%	2.68%	1.07	%(6)
Portfolio Turnover	283%	85%	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.20%, 0.24%, 0.54% and 4.13% of average daily net assets for the years ended July 31, 2014, 2013 and 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. As of July 31, 2014, the Fund offered two classes of shares. Effective August 18, 2014, the Fund began offering Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Notes to Financial Statements — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2014 and July 31, 2013 was as follows:

	Year Ended July 31,
	2014	2013

Distributions declared from:
Tax-exempt income	$761,666	$594,674
Ordinary income	$37,231	$554,737
Long-term capital gains	$—	$21,750

During the year ended July 31, 2014, accumulated undistributed net realized gain was decreased by $14,216, accumulated distributions in excess of net investment income was decreased by $3,666 and paid-in capital was increased by $10,550 due to differences between book and tax accounting, primarily for accretion of market discount and the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

17

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Notes to Financial Statements — continued

As of July 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$13,353
Undistributed tax-exempt income	$48,603
Undistributed long-term capital gains	$40,380
Net unrealized appreciation	$1,024,881
Other temporary differences	$(49,098)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount, the timing of recognizing distributions to shareholders, the tax treatment of short-term capital gains and futures contracts.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2014, the investment adviser and administration fee amounted to $201,599 or 0.60% of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00% and 0.75% (1.10% and 0.85% prior to July 10, 2014) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM was allocated $65,973 of the Fund’s operating expenses for the year ended July 31, 2014. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2014, EVM earned $328 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,825 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2014 amounted to $37,024 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2014, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $113,336,911 and $91,086,744, respectively, for the year ended July 31, 2014.

18

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2014	2013

Sales	958,954	1,402,209
Issued to shareholders electing to receive payments of distributions in Fund shares	31,456	42,922
Redemptions	(1,018,035)	(534,685)

Net increase (decrease)	(27,625)	910,446

	Year Ended July 31,
Class I	2014	2013

Sales	2,748,838	797,928
Issued to shareholders electing to receive payments of distributions in Fund shares	14,981	15,400
Redemptions	(558,191)	(331,527)

Net increase	2,205,628	481,801

At July 31, 2014, an affiliate of EVM owned 47.7% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,923,181

Gross unrealized appreciation	$1,060,695
Gross unrealized depreciation	(35,814)

Net unrealized appreciation	$1,024,881

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2014.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

19

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

9/14	30 U.S. 10-Year Treasury Note	Short	$(3,756,507)	$(3,738,281)	$18,226

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 was as follows:

	Fair Value
	Asset Derivative	Liability Derivative

Futures Contracts	$18,226(1)	$—

Total	$18,226	$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2014 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(72,522)	$18,226

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended July 31, 2014, which is indicative of the volume of this derivative type, was approximately $341,000.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Notes to Financial Statements — continued

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivatives, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$53,388,982	$—	$53,388,982
Taxable Municipal Securities	—	3,559,080	—	3,559,080

Total Investments	$—	$56,948,062	$—	$56,948,062

Futures Contracts	$18,226	$—	$—	$18,226

Total	$18,226	$56,948,062	$—	$56,966,288

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

21

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, May 31, 2011, to July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Municipal Opportunities Fund as of July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, May 31, 2011, to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

22

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2014, the Fund designates 95.34% of distributions from net investment income as an exempt-interest dividend.

23

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	2,665,333	6,733
Cynthia E. Frost	2,665,333	6,733
George J. Gorman	2,665,333	6,733
Valerie A. Mosley	2,665,333	6,733
Harriett Tee Taggart	2,665,333	6,733

(1)	Excludes fractional shares.

24

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Municipal Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable\by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

27

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

28

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

29

Eaton Vance

Municipal Opportunities Fund

July 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

5279 7.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund, Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2013 and July 31, 2014 by the Funds’ principal accountant, Deloitte and Touche LLP (“D&T”) for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2013	7/31/2014
Audit Fees	$31,420	$32,420
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,140	$9,720
All Other Fees(3)	$0	$0

Total	$40,560	$42,140

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2013	7/31/2014
Audit Fees	$32,590	$33,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,240	$9,820
All Other Fees(3)	$0	$0

Total	$41,830	$43,510

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2013	7/31/2014
Audit Fees	$27,600	$28,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,440	$8,990
All Other Fees(3)	$0	$0

Total	$36,040	$37,490

Eaton Vance Municipal Opportunities Fund

Fiscal Year Ended	7/31/2013	7/31/2014
Audit Fees	$18,720	$19,920
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,610	$9,370
All Other Fees(3)	$0	$0

Total	$27,330	$29,290

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2013	7/31/2014
Audit Fees	$53,360	$55,160
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,790	$10,390
All Other Fees(3)	$0	$0

Total	$63,150	$65,550

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2013	7/31/2014
Audit Fees	$54,770	$57,170
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,590	$11,220
All Other Fees(3)	$0	$0

Total	$65,360	$68,390

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/12	9/30/12	7/31/13	8/31/13	9/30/13	7/31/14
Audit Fees	$358,770	$298,710	$218,460	$362,120	$305,610	$226,860
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$99,280	$67,300	$55,810	$103,790	$69,550	$59,510
All Other Fees(3)	$3,410	$1,550	$0	$0	$0	$0

Total	$461,460	$367,560	$274,270	$465,910	$375,160	$286,370

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/12	9/30/12	7/31/13	8/31/13	9/30/13	7/31/14
Registrant(1)	$102,690	$68,850	$55,810	$103,790	$69,550	$59,510
Eaton Vance(2)	$606,619	$606,619	$276,151	$417,309	$369,820	$397,473

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014